VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—17.6%
Airlines—0.3%
American Airlines Group, Inc. 6.500%, 7/1/25	$ 815	$ 913
Southwest Airlines Co. 1.250%, 5/1/25	1,805	2,219
		3,132

Auto Manufacturers—0.2%
Ford Motor Co. 0.000%, 3/15/26	1,515	1,523
Lucid Group, Inc. 144A 1.250%, 12/15/26(1)	935	582
		2,105

Banks—0.4%
Barclays Bank plc 0.000%, 2/18/25	2,035	2,166
BofA Finance LLC 0.600%, 5/25/27	2,755	2,966
		5,132

Biotechnology—1.6%
Alnylam Pharmaceuticals, Inc. 144A 1.000%, 9/15/27(1)	1,895	1,899
BioMarin Pharmaceutical, Inc.
0.599%, 8/1/24	910	910
1.250%, 5/15/27	3,160	3,161
Bridgebio Pharma, Inc. 2.250%, 2/1/29	1,970	830
Cytokinetics, Inc. 144A 3.500%, 7/1/27(1)	1,305	1,464
Guardant Health, Inc. 0.000%, 11/15/27	1,570	1,110
Halozyme Therapeutics, Inc.
0.250%, 3/1/27	2,845	2,543
144A 1.000%, 8/15/28(1)	2,685	2,816
Insmed, Inc.
1.750%, 1/15/25	1,775	1,621
0.750%, 6/1/28	665	524
Sarepta Therapeutics, Inc. 144A 1.250%, 9/15/27(1)	2,735	2,906
		19,784

Commercial Services—1.0%
Block, Inc.
0.125%, 3/1/25	2,460	2,280
0.250%, 11/1/27	2,025	1,511
Chegg, Inc. 0.125%, 3/15/25	1,500	1,298
Shift4 Payments, Inc.
0.000%, 12/15/25	2,210	1,993
0.500%, 8/1/27	3,595	2,766
Stride, Inc. 1.125%, 9/1/27	2,180	1,967
		11,815

	Par Value	Value

Computers—0.8%
3D Systems Corp. 144A 0.000%, 11/15/26(1)	$ 1,850	$ 1,286
KBR, Inc. 2.500%, 11/1/23	1,570	3,127
Lumentum Holdings, Inc.
0.500%, 12/15/26	900	880
144A 0.500%, 6/15/28(1)	1,965	1,647
Parsons Corp. 0.250%, 8/15/25	1,075	1,231
Rapid7, Inc. 0.250%, 3/15/27	590	465
Zscaler, Inc. 0.125%, 7/1/25	1,235	1,513
		10,149

Cosmetics & Personal Care—0.2%
Beauty Health Co. (The) 144A 1.250%, 10/1/26(1)	2,965	2,339
Diversified Financial Services—0.4%
Coinbase Global, Inc. 0.500%, 6/1/26	2,705	1,787
JPMorgan Chase Financial Co., LLC 0.500%, 6/15/27	2,795	3,056
		4,843

Energy-Alternate Sources—0.7%
Enphase Energy, Inc.
0.000%, 3/1/26	1,150	1,409
0.000%, 3/1/28	1,635	2,097
Plug Power, Inc. 3.750%, 6/1/25	280	898
Stem, Inc. 144A 0.500%, 12/1/28(1)	2,995	2,228
Sunnova Energy International, Inc. 144A 2.625%, 2/15/28(1)	2,040	1,652
		8,284

Entertainment—0.7%
DraftKings Holdings, Inc. 0.000%, 3/15/28	2,730	1,708
Live Nation Entertainment, Inc. 2.000%, 2/15/25	4,730	4,853
Vail Resorts, Inc. 0.000%, 1/1/26	2,530	2,239
		8,800

Equity Real Estate Investment Trusts (REITs)—0.1%
Pebblebrook Hotel Trust 1.750%, 12/15/26	2,120	1,868
Food & Beverage—0.2%
Post Holdings, Inc. 144A 2.500%, 8/15/27(1)	2,095	2,177
Healthcare-Products—0.6%
CONMED Corp. 144A 2.250%, 6/15/27(1)	240	210
See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022
($ reported in thousands)
	Par Value	Value

Healthcare-Products—continued
Exact Sciences Corp. 0.375%, 3/15/27	$ 1,285	$ 907
Insulet Corp. 0.375%, 9/1/26	2,070	2,645
Natera, Inc. 2.250%, 5/1/27	755	1,066
Novocure Ltd. 0.000%, 11/1/25	1,580	1,342
Repligen Corp. 0.375%, 7/15/24	465	784
		6,954

Healthcare-Services—0.4%
Elevance Health, Inc. 2.750%, 10/15/42	340	2,649
Oak Street Health, Inc. 0.000%, 3/15/26	2,675	2,015
		4,664

Internet—2.5%
Booking Holdings, Inc. 0.750%, 5/1/25	1,130	1,462
Etsy, Inc.
0.125%, 9/1/27	2,790	2,408
0.250%, 6/15/28	2,935	2,264
Farfetch Ltd. 3.750%, 5/1/27	1,360	1,290
Palo Alto Networks, Inc.
0.750%, 7/1/23	1,730	3,351
0.375%, 6/1/25	1,885	3,317
Snap, Inc.
0.750%, 8/1/26	1,870	1,606
144A 0.125%, 3/1/28(1)	3,085	2,025
Spotify U.S.A., Inc. 0.000%, 3/15/26	1,735	1,378
TechTarget, Inc. 144A 0.000%, 12/15/26(1)	2,585	2,049
Uber Technologies, Inc. 0.000%, 12/15/25	4,625	3,820
Wayfair, Inc.
1.125%, 11/1/24	2,315	2,014
144A 3.250%, 9/15/27(1)	1,450	1,248
Zillow Group, Inc. 2.750%, 5/15/25	2,805	2,628
		30,860

Leisure Time—0.6%
NCL Corp., Ltd. 144A 1.125%, 2/15/27(1)	4,470	3,408
Royal Caribbean Cruises Ltd. 144A 6.000%, 8/15/25(1)	2,085	2,714
Topgolf Callaway Brands Corp. 2.750%, 5/1/26	930	1,168
		7,290

Machinery-Diversified—0.1%
Middleby Corp. (The) 1.000%, 9/1/25	1,095	1,323
	Par Value	Value

Media—1.0%
DISH Network Corp.
0.000%, 12/15/25	$ 2,230	$ 1,501
3.375%, 8/15/26	2,785	1,926
Liberty Broadband Corp.
144A 1.250%, 9/30/50(1)	290	276
144A 2.750%, 9/30/50(1)	1,900	1,838
Liberty Media Corp.
1.375%, 10/15/23	2,250	2,880
144A 2.250%, 8/15/27(1)	2,740	2,520
World Wrestling Entertainment, Inc. 3.375%, 12/15/23	535	1,696
		12,637

Metal Fabricate/Hardware—0.1%
Xometry, Inc. 144A 1.000%, 2/1/27(1)	1,275	1,543
Mining—0.4%
Lithium Americas Corp. 144A 1.750%, 1/15/27(1)	2,465	2,112
MP Materials Corp. 144A 0.250%, 4/1/26(1)	2,840	2,704
		4,816

Oil, Gas & Consumable Fuels—0.4%
Northern Oil and Gas, Inc. 144A 3.625%, 4/15/29(1)	1,075	1,205
Pioneer Natural Resources Co. 0.250%, 5/15/25	1,555	3,989
		5,194

Pharmaceuticals—1.1%
Dexcom, Inc. 0.250%, 11/15/25	8,045	8,845
Jazz Investments I Ltd. 2.000%, 6/15/26	3,770	4,211
Revance Therapeutics, Inc. 1.750%, 2/15/27	1,085	1,061
		14,117

Retail—0.2%
Burlington Stores, Inc. 2.250%, 4/15/25	1,830	1,853
Dick’s Sporting Goods, Inc. 3.250%, 4/15/25	320	1,132
		2,985

Semiconductors—0.6%
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26	1,100	1,049
Microchip Technology, Inc. 0.125%, 11/15/24	1,405	1,413
ON Semiconductor Corp. 0.000%, 5/1/27	1,635	2,141

See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022
($ reported in thousands)
	Par Value	Value

Semiconductors—continued
Wolfspeed, Inc. 144A 0.250%, 2/15/28(1)	$ 2,555	$ 2,335
		6,938

Software—2.8%
Akamai Technologies, Inc. 0.125%, 5/1/25	1,220	1,308
Alteryx, Inc. 0.500%, 8/1/24	2,170	1,961
Bentley Systems, Inc. 0.125%, 1/15/26	1,995	1,747
Bill.com Holdings, Inc.
0.000%, 12/1/25	895	992
0.000%, 4/1/27	3,030	2,388
Box, Inc. 0.000%, 1/15/26	1,610	2,000
Cloudflare, Inc. 0.000%, 8/15/26	5,395	4,340
Confluent, Inc. 144A 0.000%, 1/15/27(1)	2,665	1,999
Coupa Software, Inc. 0.375%, 6/15/26	715	566
Datadog, Inc. 0.125%, 6/15/25	290	330
DigitalOcean Holdings, Inc. 144A 0.000%, 12/1/26(1)	3,010	2,201
Five9, Inc. 0.500%, 6/1/25	1,655	1,467
Model N, Inc. 2.625%, 6/1/25	1,145	1,492
MongoDB, Inc. 0.250%, 1/15/26	620	697
Nutanix, Inc. 0.250%, 10/1/27	1,765	1,533
Splunk, Inc.
1.125%, 9/15/25	1,515	1,403
1.125%, 6/15/27	2,860	2,431
Tyler Technologies, Inc. 0.250%, 3/15/26	2,660	2,491
Unity Software, Inc. 144A 0.000%, 11/15/26(1)	2,815	2,046
Workiva, Inc. 1.125%, 8/15/26	770	901
		34,293

Transportation—0.2%
Air Transport Services Group, Inc. 1.125%, 10/15/24	2,045	2,227
Total Convertible Bonds and Notes (Identified Cost $241,015)		216,269

	Shares
Convertible Preferred Stocks—3.2%
Auto Components—0.1%
Aptiv plc Series A, 5.500%	13,495	1,442
Banks—0.8%
Bank of America Corp. Series L, 7.250%	3,285	3,812
	Shares	Value
Banks—continued
Wells Fargo & Co. Series L, 7.500%	5,650	$ 6,586
		10,398

Capital Markets—0.1%
KKR & Co., Inc. Series C, 6.000%	22,070	1,340
Commercial Services & Supplies—0.1%
GFL Environmental, Inc., 6.000%	23,770	1,450
Electric Utilities—1.1%
NextEra Energy, Inc.
5.279%	121,795	6,022
6.219%	59,815	2,886
6.926%	41,060	1,909
PG&E Corp., 5.500%	18,575	2,491
		13,308

Healthcare Equipment & Supplies—0.3%
Boston Scientific Corp. Series A, 5.500%	33,080	3,640
Life Sciences Tools & Services—0.3%
Danaher Corp. Series B, 5.000%	2,830	3,703
Telecommunications—0.4%
T-Mobile U.S. 2020 Cash Mandatory Exchangeable Trust 144A, 5.250%(1)	3,695	4,589
Total Convertible Preferred Stocks (Identified Cost $41,395)		39,870

Common Stocks—74.7%
Air Freight & Logistics—0.8%
United Parcel Service, Inc. Class B	55,497	9,311
Automobiles—0.4%
Ferrari N.V.	24,357	4,793
Banks—7.1%
Bank of America Corp.	889,735	32,066
First Republic Bank	71,628	8,602
JPMorgan Chase & Co.(2)	374,537	47,147
		87,815

Building Products—1.0%
Lennox International, Inc.	52,914	12,359
Capital Markets—3.4%
Intercontinental Exchange, Inc.	104,716	10,008
MarketAxess Holdings, Inc.	42,573	10,389
Morgan Stanley	127,824	10,503
MSCI, Inc. Class A	23,256	10,904
		41,804

Chemicals—2.3%
Air Products & Chemicals, Inc.	43,013	10,770

See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022
($ reported in thousands)
	Shares	Value

Chemicals—continued
Celanese Corp.	184,807	$ 17,764
		28,534

Consumer Finance—0.8%
Capital One Financial Corp.	97,387	10,325
Containers & Packaging—0.7%
Ball Corp.	178,905	8,836
Distributors—0.7%
Pool Corp.	29,192	8,881
Diversified Telecommunication Services—0.7%
Verizon Communications, Inc.	242,552	9,064
Electrical Equipment—0.9%
AMETEK, Inc.	86,021	11,153
Equity Real Estate Investment—3.8%
Alexandria Real Estate Equities, Inc.	73,336	10,656
Digital Realty Trust, Inc.	196,473	19,696
Medical Properties Trust, Inc.	713,584	8,171
Sun Communities, Inc.	58,042	7,827
		46,350

Food & Staples Retailing—1.3%
Costco Wholesale Corp.	10,226	5,128
Walmart, Inc.	80,239	11,421
		16,549

Healthcare Equipment & Supplies—3.7%
IDEXX Laboratories, Inc.(3)	26,879	9,668
Medtronic plc	116,256	10,154
Stryker Corp.	36,880	8,454
Teleflex, Inc.	81,046	17,389
		45,665

Healthcare Providers & Services—0.8%
Chemed Corp.	19,865	9,274
Healthcare Technology—0.6%
Veeva Systems, Inc. Class A(3)	47,806	8,029
Hotels, Restaurants & Leisure—1.7%
Domino’s Pizza, Inc.	26,524	8,812
Starbucks Corp.	137,088	11,871
		20,683

Household Durables—0.9%
DR Horton, Inc.	149,261	11,475
Industrial Conglomerates—0.7%
Honeywell International, Inc.	41,788	8,526
Insurance—0.8%
Willis Towers Watson plc	44,320	9,671
	Shares	Value

Interactive Media & Services—2.3%
Alphabet, Inc. Class A(3)	93,094	$ 8,798
Alphabet, Inc. Class C(3)	87,540	8,287
Meta Platforms, Inc. Class A(3)	124,143	11,565
		28,650

Internet & Direct Marketing Retail—0.7%
Amazon.com, Inc.(2)(3)	79,432	8,137
IT Services—0.9%
Visa, Inc. Class A	51,287	10,625
Life Sciences Tools & Services—3.9%
Agilent Technologies, Inc.	86,156	11,920
Danaher Corp.	38,458	9,679
Repligen Corp.(3)	23,514	4,291
Thermo Fisher Scientific, Inc.(2)	18,977	9,753
West Pharmaceutical Services, Inc.	51,920	11,947
		47,590

Machinery—3.6%
Cummins, Inc.	50,049	12,237
Stanley Black & Decker, Inc.	232,100	18,218
Toro Co. (The)	126,755	13,364
		43,819

Metals & Mining—0.9%
Kinross Gold Corp.	3,038,664	11,030
Oil, Gas & Consumable Fuels—1.1%
Phillips 66	133,368	13,909
Personal Products—0.7%
Estee Lauder Cos., Inc. (The) Class A	40,969	8,214
Pharmaceuticals—1.6%
Zoetis, Inc. Class A	130,938	19,743
Professional Services—1.5%
TransUnion	317,332	18,808
Road & Rail—0.8%
Norfolk Southern Corp.	42,876	9,779
Semiconductors & Semiconductor Equipment—6.1%
Advanced Micro Devices, Inc.(3)	111,060	6,670
Broadcom, Inc.	17,502	8,228
KLA Corp.	34,388	10,882
Lam Research Corp.	54,080	21,891
NVIDIA Corp.	79,940	10,790
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	109,428	6,735
Texas Instruments, Inc.	65,470	10,516
		75,712

Software—7.8%
Adobe, Inc. (3)	124,131	39,536
Intuit, Inc.	24,605	10,519

See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022
($ reported in thousands)
	Shares	Value

Software—continued
Microsoft Corp.(2)	156,910	$ 36,423
ServiceNow, Inc.(3)	23,381	9,837
		96,315

Specialty Retail—4.4%
Best Buy Co., Inc.	143,133	9,792
Home Depot, Inc. (The)(2)	104,852	31,050
Ross Stores, Inc.	133,736	12,797
		53,639

Technology Hardware, Storage & Peripherals—3.3%
Apple, Inc.(2)	264,633	40,579
Textiles, Apparel & Luxury Goods—1.2%
Lululemon Athletica, Inc.(3)	20,439	6,725
NIKE, Inc. Class B(2)	87,066	8,070
		14,795

Water Utilities—0.8%
American Water Works Co., Inc.	67,451	9,803
Total Common Stocks (Identified Cost $943,527)		920,244

Warrant—0.0%
Oil, Gas & Consumable Fuels—0.0%
Nabors Industries Ltd.(3)	876	24
Total Warrant (Identified Cost $—)		24

Total Long-Term Investments—95.5% (Identified Cost $1,225,937)		1,176,407

Short-Term Investment—3.8%
Money Market Mutual Fund—3.8%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.872%)(4)	46,557,410	46,557
Total Short-Term Investment (Identified Cost $46,557)		46,557

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—99.3% (Identified Cost $1,272,494)		1,222,964

Value
Written Options—(0.3)%
(See open written options schedule)
Total Written Options (Premiums Received $1,759)	$ (3,446)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—99.0% (Identified Cost $1,270,735)	$1,219,518
Other assets and liabilities, net—1.0%	12,045
NET ASSETS—100.0%	$1,231,563

Abbreviations:
ADR	American Depositary Receipt
LLC	Limited Liability Company
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2022, these securities amounted to a value of $58,018 or 4.7% of net assets.
(2)	All or a portion of the security is segregated as collateral for written options. The value of securities segregated as collateral is $56,534.
(3)	Non-income producing.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	94%
Canada	2
Ireland	2
Bermuda	1
Taiwan	1
Total	100%
† % of total investments, net of written options, as of October 31, 2022.

Open written options contracts as of October 31, 2022 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Adobe, Inc.	(99)	$(3,168)	$320.00	11/04/22	$(54)
Adobe, Inc.	(199)	(6,666)	335.00	11/18/22	(98)
Advanced Micro Devices, Inc.	(222)	(1,443)	65.00	11/18/22	(40)
Advanced Micro Devices, Inc.	(222)	(1,554)	70.00	11/18/22	(16)
See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022
($ reported in thousands)
Open written options contracts as of October 31, 2022 were as follows (continued):
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2) (continued)
Agilent Technologies, Inc.	(258)	$(3,741)	$145.00	11/18/22	$(40)
Alexandria Real Estate Equities, Inc.	(220)	(3,300)	150.00	11/18/22	(54)
Alphabet, Inc.	(93)	(1,000)	107.50	11/18/22	(2)
Alphabet, Inc.	(232)	(2,668)	115.00	11/18/22	(2)
Alphabet, Inc.	(262)	(2,948)	112.50	11/18/22	(3)
Amazon.com, Inc.	(158)	(2,101)	133.00	11/04/22	(—)(3)
Amazon.com, Inc.	(158)	(1,943)	123.00	11/18/22	(3)
American Water Works Co., Inc.	(168)	(2,436)	145.00	11/18/22	(73)
Apple, Inc.	(396)	(6,237)	157.50	11/04/22	(36)
Apple, Inc.	(529)	(8,464)	160.00	11/18/22	(101)
Best Buy Co., Inc.	(429)	(3,218)	75.00	11/18/22	(30)
Broadcom, Inc.	(52)	(2,496)	480.00	11/18/22	(56)
Celanese Corp.	(277)	(2,909)	105.00	11/18/22	(33)
Costco Wholesale Corp.	(40)	(2,060)	515.00	11/18/22	(30)
Cummins, Inc.	(150)	(3,750)	250.00	11/18/22	(73)
Danaher Corp.	(76)	(2,052)	270.00	11/18/22	(8)
Digital Realty Trust, Inc.	(589)	(6,184)	105.00	11/18/22	(77)
DR Horton, Inc.	(373)	(2,891)	77.50	11/18/22	(123)
Home Depot, Inc. (The)	(209)	(6,374)	305.00	11/18/22	(129)
Home Depot, Inc. (The)	(209)	(6,688)	320.00	11/18/22	(39)
Intuit, Inc.	(86)	(4,042)	470.00	11/18/22	(32)
JPMorgan Chase & Co.	(561)	(7,012)	125.00	11/18/22	(224)
JPMorgan Chase & Co.	(561)	(7,573)	135.00	11/18/22	(29)
KLA Corp.	(34)	(1,020)	300.00	11/18/22	(80)
KLA Corp.	(85)	(2,635)	310.00	11/18/22	(148)
Lam Research Corp.	(54)	(1,998)	370.00	11/18/22	(230)
Lam Research Corp.	(135)	(5,198)	385.00	11/18/22	(422)
Lululemon Athletica, Inc.	(51)	(1,683)	330.00	11/18/22	(67)
Medtronic plc	(348)	(3,219)	92.50	11/18/22	(18)
Meta Platforms, Inc.	(248)	(3,596)	145.00	11/18/22	(2)
Meta Platforms, Inc.	(248)	(3,720)	150.00	11/18/22	(2)
Microsoft Corp.	(156)	(4,212)	270.00	11/04/22	(—)(3)
Microsoft Corp.	(313)	(8,138)	260.00	11/18/22	(14)
Microsoft Corp.	(156)	(4,446)	285.00	11/18/22	(1)
Morgan Stanley	(447)	(3,800)	85.00	11/18/22	(58)
NIKE, Inc.	(304)	(2,949)	97.00	11/04/22	(10)
Norfolk Southern Corp.	(150)	(3,600)	240.00	11/18/22	(25)
NVIDIA Corp.	(199)	(2,627)	132.00	11/04/22	(116)
NVIDIA Corp.	(119)	(1,547)	130.00	11/18/22	(136)
Ross Stores, Inc.	(267)	(2,537)	95.00	11/18/22	(136)
ServiceNow, Inc.	(35)	(1,365)	390.00	11/18/22	(137)
ServiceNow, Inc.	(46)	(1,932)	420.00	11/18/22	(91)
Stanley Black & Decker, Inc.	(580)	(5,220)	90.00	11/18/22	(12)
Starbucks Corp.	(411)	(4,007)	97.50	11/18/22	(14)
Taiwan Semiconductor Manufacturing Co. Ltd.	(382)	(2,674)	70.00	11/18/22	(6)
Texas Instruments, Inc.	(196)	(3,332)	170.00	11/18/22	(28)
Thermo Fisher Scientific, Inc.	(56)	(3,136)	560.00	11/18/22	(5)
TransUnion	(949)	(6,168)	65.00	11/18/22	(36)
United Parcel Service, Inc.	(166)	(3,071)	185.00	11/18/22	(5)
Veeva Systems, Inc.	(119)	(2,142)	180.00	11/18/22	(27)
Visa, Inc.	(153)	(3,060)	200.00	11/18/22	(155)
Walmart, Inc.	(200)	(2,900)	145.00	11/18/22	(60)
Total Written Options					$(3,446)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.
(3) Amount is less than $500.
See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of October 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at October 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Convertible Bonds and Notes	$216,269	$—	$216,269
Equity Securities:
Common Stocks	920,244	920,244	—
Convertible Preferred Stocks	39,870	35,281	4,589
Warrant	24	24	—
Money Market Mutual Fund	46,557	46,557	—
Total Investments, Before Written Options	1,222,964	1,002,106	220,858
Liabilities:
Other Financial Instruments:
Written Options	(3,446)	(3,193)	(253)
Total Investments, Net of Written Options	$1,219,518	$998,913	$220,605
There were no securities valued using significant unobservable inputs (Level 3) at October 31, 2022.
There were no transfers into or out of Level 3 related to securities held at October 31, 2022.
See Notes to Schedule of Investments

VIRTUS Dividend, Interest & Premium Strategy Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities, and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.